Revenue (Details) - EUR (€) € in Thousands	1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Oct. 31, 2021	Sep. 30, 2021	May 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from issuing shares						€ 82,601		€ 85,254
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of shares issued		3,989,976
Proceeds from issuing shares		€ 23,223
Up-front payment received	€ 17,651
Eli Lilly and Company | Premiums on share issue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue		€ 2,144
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proportion of ownership interest in associate			8.00%	5.10%	4.90%		5.10%
Up-front payment received			€ 419
Reimbursements received							€ 272		€ 178